Related parties (Details Narrative)								1 Months Ended			2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Apr. 27, 2022 EUR (€)	Dec. 17, 2021 EUR (€)	Dec. 16, 2021 EUR (€)	Nov. 01, 2021 USD ($)	Dec. 12, 2019 EUR (€)	Oct. 26, 2017 EUR (€)	Jul. 31, 2022 EUR (€)	Apr. 30, 2021 EUR (€)	Feb. 28, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
Related Party Transaction [Line Items]
Research and development expense		€ 158,000												€ 5,338,962	€ 3,390,677	€ 4,688,461
Tax											€ 1,200,000				1,200,000				€ 700,000
Lease expense														€ 13,967.40
Due from related parties											58,009				58,009				41,149
Percentage of royalties													4.00%	4.00%
Investigator fee		105,000
Investigator fee		92,500
Research and development expense		€ 197,500
First Indication [Member]
Related Party Transaction [Line Items]
Future option fees														€ 1,000,000.0
Reduced future option fees														500,000
Second Indication [Member]
Related Party Transaction [Line Items]
Future option fees														500,000
Third Indication [Member]
Related Party Transaction [Line Items]
Future option fees														300,000
First Solid Cancer Indication [Member]
Related Party Transaction [Line Items]
Option fee																	€ 500,000
Second Solid Cancer Indication [Member]
Related Party Transaction [Line Items]
Option fee																500,000
License Agreement Amendment One [Member]
Related Party Transaction [Line Items]
Upfront fee																		€ 250,000
License Agreement Amendment Two [Member]
Related Party Transaction [Line Items]
Option fees															1,000,000.0
License Agreement Amendment Three [Member]
Related Party Transaction [Line Items]
Option fees														1,250,000
Payments for merger related costs																1,000,000.0
Payments for merger related costs gross																500,000
License Agreement Amendment Five [Member]
Related Party Transaction [Line Items]
Interest expense, related party															1,000,000.0	1,000,000.0	1,000,000.0
Milestone Payment														350,000
License Agreement Amendment Five [Member] | First Solid Cancer Indication Option Fee [Member]
Related Party Transaction [Line Items]
Interest Expense															8,300,000
License Agreement Amendment Five [Member] | Second Solid Cancer Indication Option Fee [Member]
Related Party Transaction [Line Items]
Interest Expense															1,000,000.0
Research Funding Agreement [Member]
Related Party Transaction [Line Items]
Interest expense, related party															0	105,000
Sponsor Research Agreement [Member]
Related Party Transaction [Line Items]
Interest expense, related party														€ 500,000	500,000
Option fee										€ 1,000,000.0
Option fee										500,000
Minimum [Member] | Sponsor Research Agreement [Member]
Related Party Transaction [Line Items]
Sponsored research activities										500,000
Maximum [Member] | Sponsor Research Agreement [Member]
Related Party Transaction [Line Items]
Sponsored research activities										€ 1,000,000.0
Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Compensation				€ 250,000
Bonus				€ 50,000
Compensation			€ 420,000
Percentage of annual bonus			20.00%
Insurance			€ 21,000
Insurance			1,429
Lease expense			€ 76,500
Lease term			48 months
Pierluigi Paracchi [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Percentage of annual bonus													20.00%	20.00%
Pierluigi Paracchi [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Percentage of annual bonus	40.00%
Director [Member] | Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Accrued bonus																			37,000			€ 50,000	€ 23,000
Compensation expense														€ 624,000	307,000
Gross bonus											25,000				25,000				112,501
Naldini [Member]
Related Party Transaction [Line Items]
Compensation expense														€ 75,000
Annual fees						€ 50,000	€ 30,000					€ 100,000
Dr. Gentner [Member]
Related Party Transaction [Line Items]
Annual fees												€ 45,000
Gentner [Member]
Related Party Transaction [Line Items]
Expenses paid																			37,500
XDG Biomed LLC [Member]
Related Party Transaction [Line Items]
Percentage of annual bonus													30.00%	30.00%
Accrued bonus											25,000				25,000
Recurring fees														€ 300,000
Performance Bonus																			50,000
Salary													$ 500,000		442,000
Due from related parties											313,181				313,181
Due from employees											14,140				14,140
Total contribution cost															352,321
Comprehensive loss									€ 179,480
Mr.Russo [Member]
Related Party Transaction [Line Items]
Accrued bonus																			112,000
Interest expense, related party														580,000
Richard Slansky [Member]
Related Party Transaction [Line Items]
Percentage of annual bonus					30.00%
Accrued bonus	$ 50,000												$ 50,000						77,000
Interest expense, related party														445,000
Comprehensive loss								€ 201,000	€ 54,388
Related party transaction, amounts															72,248
Contribution property											66,812				139,060
Richard Slansky [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Gross annual compensation | $					$ 300,000
Richard Slansky [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Gross annual compensation | $					$ 375,000
Spafid SPA [Member]
Related Party Transaction [Line Items]
Due from related parties											€ 7,695				7,695				€ 6,860
San Raffle Hospital [Member]
Related Party Transaction [Line Items]
Research and development expense														5,300,000	3,400,000
Research and development expense gross														€ 6,000,000.0	4,600,000
Spafid SPA [Member]
Related Party Transaction [Line Items]
Shareholder ownership, percentage	1.00%												1.00%						1.00%	5.00%	5.00%
San Raffaele Hospital [Member] | License Agreement Amendment Two [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party															€ 1,000,000.0	€ 1,000,000.0	€ 600,000